Employee Retirement Plans and Postretirement Benefits Level 3 Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Prior year fair value of assets	$ 3,667.6	$ 3,596.2
Total gain or loss (realized/unrealized):
Foreign exchange translation (loss)/gain	(348.3)	(267.5)
Fair value of plan assets at end of year	3,523.2	3,667.6
Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Prior year fair value of assets	119.9	33.1
Total gain or loss (realized/unrealized):
Realized gain (loss)	0.0	0.5
Unrealized gain (loss) included in AOCI	(2.4)	21.4
Purchases, issuances, settlements	141.2	63.9
Transfers in/(out) of Level 3	0.0	8.1
Foreign exchange translation (loss)/gain	(11.5)	(7.1)
Fair value of plan assets at end of year	$ 247.2	$ 119.9